Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 3. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following:

	December 31, 2020	December 31, 2019
Prepaid insurance	$8,257	$3,328
Legal retainer	3,643	—
Consulting fees	5,838	—
Accounts receivable, related party	-	1,388
Other prepaid expenses and current assets	534	1,855
	$18,273	$5,183